COMMITMENTS AND CONTINGENCIES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Chief Executive Officer [Member] | Terminated without cause [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	$ 1,798
Chief Executive Officer [Member] | Terminated, change of control without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	1,798
Chief Executive Officer [Member] | Terminated for cause, death, disability and by executive without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	381
Chief Operating Officer [Member] | Terminated without cause [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	971
Chief Operating Officer [Member] | Terminated, change of control without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	0
Chief Operating Officer [Member] | Terminated for cause, death, disability and by executive without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	$ 325